CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF INCOME
Net revenue		$ 508,685	$ 324,520	$ 222,555
Cost of revenue		150,456	106,470	69,374
Gross profit		358,229	218,050	153,181
Selling, general and administrative		283,911	190,385	133,669
Operating income		74,318	27,665	19,512
Financial (income) expenses, net		(4,283)	(1,247)	877
Income before taxes on income		78,601	28,912	18,635
Taxes on income		20,067	7,184	4,715
Net income		$ 58,534	$ 21,728	$ 13,920
Basic Earnings per share attributable to Class A and Class B Ordinary share and Redeemable A stockholders(**) (in dollars per share)	[1]	$ 1.06	$ 0.41	$ 0.26
Diluted Earnings per share attributable to Class A and Class B Ordinary share and Redeemable A stockholders(**) (in dollars per share)	[1]	$ 1.00	$ 0.39	$ 0.26

[1]	The results have been adjusted for the issuance of Class B ordinary shares and additional Redeemable A shares and for the share split effected by way of issuance of bonus shares (Note 13).